Comprehensive Income (Loss) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive loss for the period	$ 11,705	$ 58,242	$ 22,247
Total comprehensive income for the year	$ 69,424	$ 29,350	$ 58,977